Note 8 - Fair Value Transfer Between Levels - Assets (Details) € in Millions	12 Months Ended
Dec. 31, 2017 EUR (€)
Level 1 Of Fair Value Hierarchy [Member] | Financial assets at fair value through profit or loss classified as held for trading [Member]
Level Transfer Asets Line Items
Transfers Out Of Level 1 Into Level 2 Of Fair Value Hierarchy Assets	€ 14
Transfers Into Level 3 Of Fair Value Hierarchy Assets	1
Level 1 Of Fair Value Hierarchy [Member] | Available for sale financial assets [Member]
Level Transfer Asets Line Items
Transfers Out Of Level 1 Into Level 2 Of Fair Value Hierarchy Assets	101
Transfers Into Level 3 Of Fair Value Hierarchy Assets	50
Level 1 Of Fair Value Hierarchy [Member] | Total [Member]
Level Transfer Asets Line Items
Transfers Out Of Level 1 Into Level 2 Of Fair Value Hierarchy Assets	115
Transfers Into Level 3 Of Fair Value Hierarchy Assets	50
Level 2 Of Fair Value Hierarchy [Member] | Financial assets at fair value through profit or loss classified as held for trading [Member]
Level Transfer Asets Line Items
Transfers Into Level 3 Of Fair Value Hierarchy Assets	7
Transfers Out Of Level 2 Into Level 1 Of Fair Value Hierarchy Assets	38
Level 2 Of Fair Value Hierarchy [Member] | Available for sale financial assets [Member]
Level Transfer Asets Line Items
Transfers Into Level 3 Of Fair Value Hierarchy Assets	25
Transfers Out Of Level 2 Into Level 1 Of Fair Value Hierarchy Assets	130
Level 2 Of Fair Value Hierarchy [Member] | Total [Member]
Level Transfer Asets Line Items
Transfers Into Level 3 Of Fair Value Hierarchy Assets	31
Transfers Out Of Level 2 Into Level 1 Of Fair Value Hierarchy Assets	€ 169